INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On May 13, 2022, the Company sold 9,200,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Common Stock, par value $0.0001 per share, one Public Warrant and one right to receive one-tenth (1/10) of one share of Common Stock upon consummation of the initial business combination (each a “Right”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. Each warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation (see Note 8).

NOTE 3 — INITIAL PUBLIC OFFERING

On May 13, 2022, the Company sold 9,200,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Common Stock, par value $0.0001 per share, one Public Warrant and one right to receive one-tenth (1/10) of one share of Common Stock upon consummation of the initial business combination (each a “Right”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. Each warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation (see Note 8).